Summary of Significant Accounting Policies (Details) - Schedule of Property and Equipment are Recorded at Cost Less Accumulated Depreciation and Amortization	12 Months Ended
Oct. 31, 2022
Property, Plant and Equipment [Line Items]
Leasehold improvement	Over the shorter of the lease term or estimated useful lives
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated Useful Life	10 years
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated Useful Life	5 years
Office and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated Useful Life	3 years
Office and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated Useful Life	5 years